Stock-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards (Q3) (Details) - Stock Option	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.10%	0.90%	1.70%	0.70%	0.70%	0.70%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term in years	6 years 18 days	6 years 10 days	5 years 10 months 24 days	5 years 11 months 26 days	6 years	5 years 10 months 24 days
Expected volatility, minimum	71.90%	74.60%	70.80%	73.80%	71.80%	70.80%
Expected volatility, maximum	72.00%	74.90%	72.50%	86.80%	73.10%	86.80%